INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 2,754	$ 2,603
Recognized in Earnings	21	137
Recognized in Other Comprehensive Income (Loss)	2	11
Disposition	(514)	0
Equity	0	0
Other	(17)	3
Deferred tax liability (asset) at end of period	2,246	2,754
Deferred tax liabilities (Note 11)	2,507	3,011
Deferred tax assets (Note 11)	261	257
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	16	(4)
Recognized in Earnings	37	(20)
Recognized in Other Comprehensive Income (Loss)	(3)	0
Disposition	(27)	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	23	16
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(2)	(11)
Recognized in Earnings	1	2
Recognized in Other Comprehensive Income (Loss)	(5)	(11)
Disposition	0	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	2	(2)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(24)	(14)
Recognized in Earnings	17	10
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	(41)	(24)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(100)	(83)
Recognized in Earnings	(31)	17
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	(5)	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	(64)	(100)
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(385)	(275)
Recognized in Earnings	65	110
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	(450)	(385)
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(7)	(51)
Recognized in Earnings	93	(41)
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	1	0
Equity	0	0
Other	17	(3)
Deferred tax liability (asset) at end of period	(118)	(7)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	2,250	2,091
Recognized in Earnings	229	159
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	(450)	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	2,029	2,250
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	251	260
Recognized in Earnings	24	(9)
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	(13)	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	262	251
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	709	692
Recognized in Earnings	(174)	17
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	0	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	535	709
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	46	(2)
Recognized in Earnings	50	48
Recognized in Other Comprehensive Income (Loss)	0	0
Disposition	(28)	0
Equity	0	0
Other	0	0
Deferred tax liability (asset) at end of period	$ 68	$ 46